Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill
Beginning balance	$ 3,961	$ 3,961
Ending balance		$ 45,295	$ 3,961
Total intangible assets
Weighted Average Amortization Period (Years)	13 years 2 months 12 days	10 years 4 months 24 days
Gross Intangible Assets		$ 15,803	10,724
Accumulated Amortization		(7,504)	(6,219)
Net Intangible Assets		8,299	4,505
Amortization expense for intangible assets		1,300	900	$ 3,400
Estimated future amortization expense of intangible assets
2022		2,094
2023		1,696
2024		1,517
2025		1,186
2026		939
Thereafter		867
Net Intangible Assets		$ 8,299	4,505
Trade and domain names
Total intangible assets
Weighted Average Amortization Period (Years)	15 years	14 years 3 months 18 days
Gross Intangible Assets		$ 7,532	7,255
Accumulated Amortization		(4,081)	(3,556)
Net Intangible Assets		3,451	3,699
Estimated future amortization expense of intangible assets
Net Intangible Assets		$ 3,451	3,699
Software technology
Total intangible assets
Weighted Average Amortization Period (Years)	9 years 4 months 24 days	7 years 8 months 12 days
Gross Intangible Assets		$ 6,691	3,469
Accumulated Amortization		(3,222)	(2,663)
Net Intangible Assets		3,469	806
Estimated future amortization expense of intangible assets
Net Intangible Assets		$ 3,469	$ 806
Customer relationships
Total intangible assets
Weighted Average Amortization Period (Years)		3 years 4 months 24 days
Gross Intangible Assets		$ 1,580
Accumulated Amortization		(201)
Net Intangible Assets		1,379
Estimated future amortization expense of intangible assets
Net Intangible Assets		1,379
Sprout
Changes in goodwill
Acquisition of		26,686
TLH
Changes in goodwill
Acquisition of		$ 14,648